Item 1. Report to Shareholders

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months        Year
                  Ended       Ended
                6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $  11.13   $  14.07   $  15.72   $  17.71   $  16.45   $  15.93

Investment activities

  Net investment
  income (loss)    0.02       0.09       0.16       0.13       0.15       0.19

  Net realized
  and unrealized
  gain (loss)      1.42      (2.88)     (1.37)     (0.15)      3.19       1.88

  Total from
  investment
  activities       1.44      (2.79)     (1.21)     (0.02)      3.34       2.07

Distributions

  Net investment
  income             --      (0.08)     (0.16)     (0.12)     (0.17)     (0.18)

  Net realized
  gain               --      (0.07)     (0.28)     (1.85)     (1.91)     (1.37)

  Total
  distributions      --      (0.15)     (0.44)     (1.97)     (2.08)     (1.55)

NET ASSET VALUE

End of period  $  12.57   $  11.13   $  14.07   $  15.72   $  17.71   $  16.45
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     12.94%    (19.83)%    (7.63)%    (0.11)%    21.20%     13.62%

Ratio of total
expenses to
average
net assets         0.00%*!     0.00%      0.00%      0.00%     0.00%      0.00%

Ratio of net
investment
income
(loss) to
average net
assets             0.32%!      0.68%      1.05%      0.70%     0.85%      1.09%

Portfolio
turnover
rate               1.90%!       3.9%       6.1%      11.6%     20.3%      17.9%

Net assets,
end of period
(in millions)  $   1,912   $   1,739   $  2,373   $  2,889   $ 3,031   $  2,768

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.90% for the 6 months ended June 30, 2003.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months        Year
                  Ended       Ended
                6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $  10.76   $  10.60   $  10.77   $  10.71   $  11.50   $  11.66

Investment activities

  Net investment
  income (loss)    0.26       0.55       0.63       0.62       0.67       0.72

  Net realized
  and unrealized
  gain (loss)      0.67       0.16      (0.15)      0.14      (0.64)      0.02

  Total from
  investment
  activities       0.93       0.71       0.48       0.76       0.03       0.74

Distributions

  Net investment
  income          (0.25)     (0.55)     (0.55)     (0.70)     (0.69)     (0.72)

  Net realized
  gain               --         --      (0.02)        --      (0.13)     (0.18)

  Tax return
  of capital         --         --      (0.08)        --         --         --

  Total
  distributions   (0.25)     (0.55)     (0.65)     (0.70)     (0.82)     (0.90)


NET ASSET VALUE

End of
period         $  11.44   $  10.76   $  10.60   $  10.77   $  10.71   $  11.50
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      8.74%      6.86%      4.59%      7.40%      0.26%      6.57%

Ratio of total
expenses to
average net
assets             0.00%*!    0.00%      0.00%      0.00%      0.00%      0.00%

Ratio of net
investment
income
(loss) to
average net
assets             4.57%!     5.17%      5.91%      6.03%      5.95%      6.22%

Portfolio
turnover
rate                2.2%!     14.1%      22.7%      19.3%      18.6%      12.8%

Net assets,
end of period
(in millions)  $   3,262   $  2,713   $  2,465   $  2,471   $  2,548   $  2,574

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.80% for the six months ended June 30, 2003.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights      For a share outstanding throughout each period
--------------------------------------------------------------------------------


              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $   6.40   $   7.76   $  10.08   $  13.53   $  10.56   $   9.74

Investment activities

  Net investment
  income (loss)      --       0.07       0.18       0.12       0.12       0.21

  Net realized
  and unrealized
  gain (loss)      0.63      (1.36)     (2.17)     (2.10)      3.95       0.97

  Total from
  investment
  activities       0.63      (1.29)     (1.99)     (1.98)      4.07       1.18


Distributions

  Net investment
  income             --      (0.07)     (0.18)     (0.12)     (0.13)     (0.21)

  Net realized
  gain               --         --      (0.15)     (1.35)     (0.97)     (0.15)

  Total
  distributions      --      (0.07)     (0.33)     (1.47)     (1.10)     (0.36)

NET ASSET VALUE

End of
period         $   7.03   $   6.40   $   7.76   $  10.08   $  13.53   $  10.56
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      9.84%    (16.61)%   (19.71)%   (14.71)%    39.49%     12.28%

Ratio of total
expenses to
average net
assets             0.00%*!     0.00%*     0.00%      0.00%     0.00%      0.00%

Ratio of net
investment income
(loss) to average
net assets         0.13%!      1.01%      2.06%      0.94%     1.14%      1.94%

Portfolio
turnover
rate               66.3%!      94.4%      30.6%      42.5%     20.1%      31.7%

Net assets,
end of period
(in thousands) $  58,995   $  52,652   $ 64,153   $ 81,843  $ 82,846   $ 54,752

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 1.13% for the six months ended June 30, 2003.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


                                      Percent of
Statement of Net Assets               Net Assets         Shares           Value
--------------------------------------------------------------------------------
                                                                   In thousands

T. Rowe Price International Stock Fund     22.9%     45,742,460    $    437,755

T. Rowe Price New Horizons Fund *          20.4      19,159,063         390,079

T. Rowe Price Equity Income Fund           11.9      10,545,980         226,949

T. Rowe Price Growth & Income Fund         11.8      11,989,143         225,756

T. Rowe Price Growth Stock Fund            11.3      10,189,565         216,732

T. Rowe Price Blue Chip Growth Fund *      11.2       8,551,425         214,042

T. Rowe Price Mid-Cap Value Fund            8.1       9,179,145         155,770

T. Rowe Price New Era Fund                  2.4       2,041,060          45,271


Total Investments
100.0% of Net Assets (Cost $1,869,781)                             $  1,912,354


Other Assets Less Liabilities                                                 1

NET ASSETS                                                         $  1,912,355
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      4,116

Undistributed net realized gain (loss)                                  (98,997)

Net unrealized gain (loss)                                               42,573

Paid-in-capital applicable to 152,107,681
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                1,964,663

NET ASSETS                                                         $  1,912,355
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      12.57
                                                                   ------------

* Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


                                        Percent of
Statement of Net Assets                 Net Assets        Shares          Value
--------------------------------------------------------------------------------
                                                                   In thousands

T. Rowe Price New Income Fund                24.9%    88,371,781   $    811,253

T. Rowe Price High Yield Fund                23.2    111,256,234        756,543

T. Rowe Price International Bond Fund        17.1     55,821,478        557,657

T. Rowe Price Equity Income Fund             15.4     23,393,556        503,429

T. Rowe Price GNMA Fund                      12.5     41,153,816        406,188

T. Rowe Price U.S. Treasury Long-Term Fund    3.3      8,618,046        109,018

T. Rowe Price Emerging Markets Bond Fund      3.3      8,851,707        107,371

T. Rowe Price Short-Term Bond Fund            0.3      2,267,158         11,041

Total Investments
100.0% of Net Assets (Cost $3,142,604)                             $  3,262,500

Other Assets Less Liabilities                                              (436)

NET ASSETS                                                         $  3,262,064
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $    (11,365)

Undistributed net realized gain (loss)                                   (4,605)

Net unrealized gain (loss)                                              119,896

Paid-in-capital applicable to
285,222,377 shares of $0.01
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                            3,158,138

NET ASSETS                                                         $  3,262,064
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      11.44
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

                                          Percent of
Statement of Net Assets                   Net Assets      Shares          Value
--------------------------------------------------------------------------------
                                                                   In thousands

T. Rowe Price International Stock Fund        46.7%    2,877,406   $     27,537

T. Rowe Price European Stock Fund             27.8     1,148,904         16,372

T. Rowe Price Emerging Markets Stock Fund      6.7       341,459          3,947

T. Rowe Price Japan Fund *                     5.3       591,976          3,114

T. Rowe Price International Discovery Fund *   4.6       141,419          2,741

T. Rowe Price New Asia Fund                    4.5       427,270          2,645

T. Rowe Price Emerging Markets Bond Fund       2.0        99,353          1,205

T. Rowe Price Emerging Europe and
    Mediterranean Fund *                       2.0       131,584          1,193

Total Investments
99.6% of Net Assets (Cost $72,997)                                 $     58,754

Other Assets Less Liabilities                                               241

NET ASSETS                                                         $     58,995
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $         67

Undistributed net realized gain (loss)                                  (17,037)

Net unrealized gain (loss)                                              (14,243)

Paid-in-capital applicable
to 8,390,544 shares of $0.01
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                               90,208

NET ASSETS                                                         $     58,995
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       7.03
                                                                   ------------

* Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands                           Growth         Income     International
                                         Fund           Fund              Fund

                                     6 Months       6 months          6 Months
                                        Ended          Ended             Ended
                                      6/30/03        6/30/03           6/30/03

Investment Income

  Income distributions from
  underlying funds                 $    2,806     $   66,854        $       35

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Sale of underlying funds            (44,576)        (3,254)          (13,627)

  Capital gain distributions
  from underlying funds                   219            452                --

  Net realized gain (loss)            (44,357)        (2,802)          (13,627)

Change in net unrealized
gain or loss                          262,187        184,537            19,058

Net realized and unrealized
gain (loss)                           217,830        181,735             5,431

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS             $  220,636     $  248,589        $    5,466
                                   ---------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $         2,806      $        13,695

  Net realized gain (loss)                         (44,357)             (54,142)

  Change in net unrealized
  gain or loss                                     262,187             (416,799)

  Increase (decrease) in net
  assets from operations                           220,636             (457,246)


Distributions to shareholders

  Net investment income                                 --              (12,385)

  Net realized gain                                     --              (10,837)

  Decrease in net assets
  from distributions                                    --              (23,222)


Capital share transactions *

  Shares sold                                      104,604              219,126

  Distributions reinvested                              --               22,708

  Shares redeemed                                 (151,804)            (395,484)

  Increase (decrease) in net assets
  from capital share transactions                  (47,200)            (153,650)

Net Assets

Increase (decrease) during period                  173,436             (634,118)

Beginning of period                              1,738,919            2,373,037

End of period                              $     1,912,355      $     1,738,919
                                           -------------------------------------

*Share information

  Shares sold                                        9,238               17,322

  Distributions reinvested                              --                2,040

  Shares redeemed                                  (13,436)             (31,754)

  Increase (decrease) in
  shares outstanding                                (4,198)             (12,392)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $        66,854      $       134,384

  Net realized gain (loss)                          (2,802)              (1,451)

  Change in net unrealized
  gain or loss                                     184,537               43,007

  Increase (decrease) in net
  assets from operations                           248,589              175,940

Distributions to shareholders

  Net investment income                            (66,854)            (134,384)

Capital share transactions *

  Shares sold                                      582,738              764,670

  Distributions reinvested                          62,372              124,519

  Shares redeemed                                 (277,543)            (682,723)

  Increase (decrease) in net assets
  from capital share transactions                  367,567              206,466

Net Assets

Increase (decrease) during period                  549,302              248,022

Beginning of period                              2,712,762            2,464,740

End of period                              $     3,262,064      $     2,712,762
                                           -------------------------------------

*Share information

  Shares sold                                       52,656               72,313

  Distributions reinvested                           5,623               11,751

  Shares redeemed                                  (25,109)             (64,526)

  Increase (decrease) in shares outstanding         33,170               19,538


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $            35      $           594

  Net realized gain (loss)                         (13,627)              (2,018)

  Change in net unrealized
  gain or loss                                      19,058               (8,407)

  Increase (decrease) in net
  assets from operations                             5,466               (9,831)

Distributions to shareholders

  Net investment income                                 --                 (568)

Capital share transactions *

  Shares sold                                       32,357               89,618

  Distributions reinvested                              --                  547

  Shares redeemed                                  (31,480)             (91,267)

  Increase (decrease) in net assets
  from capital share transactions                      877               (1,102)

Net Assets

Increase (decrease) during period                    6,343              (11,501)

Beginning of period                                 52,652               64,153

End of period                              $        58,995      $        52,652
                                           -------------------------------------

*Share information

  Shares sold                                        5,114               12,385

  Distributions reinvested                              --                   87

  Shares redeemed                                   (4,945)             (12,522)

  Increase (decrease) in
  shares outstanding                                   169                  (50)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds), are three portfolios established by the corporation. Spectrum Growth and Spectrum Income Funds commenced operations on June 29, 1990, and Spectrum International Fund commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. Spectrum International Fund seeks long-term capital appreciation.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at the closing net asset value per share of each underlying fund on the day of valuation.

Assets for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Distributions
Income and gain distributions from the underlying Price funds and distributions to the Spectrum Funds' shareholders are recorded on the ex-dividend date.

Other
Income is recorded on the accrual basis. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds for the six months ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                   Growth             Income      International
                                     Fund               Fund               Fund

Purchases                    $ 16,999,000      $ 339,588,000       $ 18,199,000

Sales                          61,164,000         31,957,000         17,563,000


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, each fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, realized losses in the amount of $6,128,000 for Spectrum Growth Fund, $1,355,000 for Spectrum Income Fund, and $458,000 for Spectrum International Fund that were recognized for financial reporting purposes in the year ended December 31, 2002, were recognized for tax purposes on January 1, 2003. Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the funds' most recent tax year-end, the Spectrum Growth Fund had $48,512,000 of unused capital loss carryforwards that expire in 2010. The Spectrum Income Fund had $448,000 of unused capital loss carryforwards that expire in 2010. The Spectrum International Fund had $1,122,000 of capital loss carryforwards that expire in 2009, and $1,841,000 that expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

--------------------------------------------------------------------------------
                                   Growth             Income      International
                                     Fund               Fund               Fund

Cost                      $ 1,869,781,000    $ 3,142,604,000       $ 72,997,000

Unrealized appreciation       165,503,000        199,792,000            227,000

Unrealized depreciation      (122,930,000)       (79,896,000)       (14,470,000)

Net unrealized appreciation
(depreciation)               $ 42,573,000      $ 119,896,000      $ (14,243,000)
                             ------------      -------------      -------------


NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for Spectrum Growth and Spectrum Income Funds, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), wholly owned by Price Associates, is the investment manager for Spectrum International Fund, and also serves as manager for the international underlying Price funds. Price Associates and its wholly owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder servicing, administrative, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries, and the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates and Price International receive management fees for managing the underlying Price funds. The Spectrum Funds recognize no expenses, pursuant to the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and, in the case of Spectrum International, Price International. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At June 30, 2003, the Spectrum Growth Fund and Spectrum International Fund each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 46.2% of the outstanding shares of the International Bond Fund, 40.4% of the Emerging Markets Bond Fund, 36.8% of the U.S. Treasury Long-Term Fund, 35.6% of the New Income Fund and 27.9% of the GNMA Fund.

Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2003, approximately 6% of the outstanding shares of Spectrum Income Fund were held by the college savings plans.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003